Notes to consolidated statement of cash flows	12 Months Ended
Dec. 31, 2018
Consolidated Statements of Cash Flows [abstract]
Notes to consolidated statement of cash flows
36	Notes to consolidated statement of cash flows

Bank balances and cash comprised the following:

	As at 31 December
	2018	2017	2016

Total bank balances and cash	15,832,788	9,364,823	7,881,630

Add: cash and cash equivalents transferred to disposal group	15,104	-	-
Less: restricted cash	430,210	82,433	71,129

Cash and cash equivalents as at year end	15,417,682	9,282,390	7,810,501

The bank balances and cash of the Company and its subsidiaries are denominated in the following currencies :

	As at 31 December
	2018	2017	2016

RMB	14,389,435	8,213,100	6,691,911
S$ (RMB equivalent)	927,395	835,995	869,591
US$ (RMB equivalent)	482,666	315,535	319,944
Others	33,292	193	184

Total	15,832,788	9,364,823	7,881,630

There is no material non-cash investing and financing transactions for the years ended 31 December 2018 and 2017.

The table below details changes in the Company and its subsidiaries’ liabilities from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are liabilities for which cash flows were, or future cash flows will be, classified in the Company and its subsidiaries’ consolidated cash flow statement as cash flows from financing activities:

Items	Loans (Note 25,31)	Bonds (Note 26,30)	Accrued interests (Note 28)	Cumulative distribution of other equity instruments (Note 24)	Finance leases payables (Note 27)	Interest rate swaps contracts (liabilities) (Note 14)

As at 1 January 2018	205,380,764	31,059,223	947,302	-	1,600,106	130,643

(a) Business combination	11,983,707	-	16,798	-	249,161	-

(b) Changes from financing cash flows:
Proceeds from new bank loans	126,001,427	-	-	-	-	-
Repayment of bank loans	(132,293,601)	-	-	-	-	-
Proceeds from new bonds	-	54,000,000	-	-	-	-
Repayment of bonds	-	(43,500,000)	-	-	-	-
Capital element of finance lease rentals paid	-	-	-	-	(549,169)	-
Interest element of finance lease rentals paid	-	-	-	-	(87,857)	-
Interest paid	-	(643,356)	(10,011,011)	(333,504)	-	-
Others	(20,466)	(73,562)	-	-	-	-

(c) Exchange adjustments	415,219	-	2,959	-	(242)	-

(d) Changes in fair value	-	-	-	-	-	18,474

(e) Other changes:
New finance leases	-	-	-	-	34,911	-
Interest expenses	-	686,017	9,701,316	-	99,079	-
Accrued cumulative distribution of other equity instrument investments	-	-	-	342,350	-	-
Capitalised borrowing costs	-	-	495,818	-	-	-
Transfer to group held for sale	(297,400)	-	(415)	-	-	-
Others	38,122	(8,726)	-	-	96,185	-

As at 31 December 2018	211,207,782	41,519,596	1,152,767	8,846	1,442,174	149,117

Items	Loans (Note 25,31)	Bonds (Note 26,30)	Accrued interests (Note 28)	Finance leases payables (Note 27)	Interest rate swaps contracts (liabilities) (Note 14)

As at 1 January 2017	132,220,120	42,788,810	676,462	1,088,846	169,201

(a) Business combination	47,562,251	-	85,380	521,083	-

(b) Changes from financing cash flows:
Proceeds from new bank loans	140,270,455	-	-	-	-
Repayment of bank loans	(113,769,036)	-	-	-	-
Proceeds from new bonds	-	38,788,679	-	-	-
Repayment of bonds	-	(50,300,000)	-	-	-
Capital element of finance lease rentals paid	-	-	-	(636,145)	-
Interest element of finance lease rentals paid	-	-	-	(58,874)	-
Interest paid	-	(885,000)	(9,195,102)	-	-
Others	(3,135)	(80,643)	-	-	-

(c) Exchange adjustments	82,298	-	2,095	235	-

(d) Changes in fair value	-	-	-	-	(38,558)

(e) Other changes:
New finance leases	-	-	-	659,895	-
Interest expenses	-	747,377	8,902,402	99,225	-
Capitalised borrowing costs	-	-	476,065	-	-
Disposal of subsidiaries	(1,166,899)	-	-	-	-
Others	184,710	-	-	(74,159)	-

As at 31 December 2017	205,380,764	31,059,223	947,302	1,600,106	130,643